UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21061

                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS







AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC


Quarterly Report (unaudited)

October 31, 2007

                                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                                             Schedule of Investments

                                                October 31, 2007
                                                   (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST              VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------------

Davidson Kempner Partners                               $   50,000,000    $   66,761,802            11.65%
Farallon Capital Offshore Investors, Inc.                   69,000,000        80,866,961            14.11
FFIP, L.P.                                                  46,630,000        56,635,177             9.88
HBK Fund L.P.                                               60,000,000        60,549,000            10.56
Ishin Fund, LLC                                             38,000,000        44,014,755             7.68
Lazard Emerging Income, L.P.                                25,000,000        29,401,458             5.13
Oceanwood Global Opportunities Fund L.P.                    35,000,000        35,104,300             6.12
Parsec Trading Corp.                                        16,600,000        19,083,495             3.33
Pequot Credit Opportunities Fund, L.P.                      35,000,000        38,752,568             6.76
Pequot Short Credit Fund, L.P.                              32,000,000        33,697,231             5.88
Satellite Fund II, L.P.                                     25,850,000        38,029,557             6.63
South Hill Trading Corp.                                    10,433,560        12,727,994             2.22
Sowood Alpha Fund, L.P.                                     15,336,450         8,465,116             1.48
                                                       -------------------------------------------------------
    Total                                               $  458,850,010    $  524,089,414            91.43%
                                                       =======================================================


The aggregate cost of investments for tax purposes was $498,897,722. Net unrealized appreciation on investments for tax purposes was $25,191,692 consisting of $43,518,160 of gross unrealized appreciation and $18,326,468 of gross unrealized depreciation.

Percentages are based on Members' Capital of $573,246,980. The investments in portfolio funds shown above, representing 91.43% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                        Aetos Capital Distressed Investment Strategies Fund, LLC

                                         Schedule of Investments

                                            October 31, 2007
                                               (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------------

Aurelius Capital Partners, L.P.                         $   30,500,000    $   35,156,848            20.93%
King Street Capital, L.P.                                   26,050,000        35,291,107            21.02
One East Partners, L.P.                                     31,500,000        34,159,505            20.34
Silver Point Capital Fund, L.P.                             26,100,000        35,020,745            20.85
Watershed Capital Partners, L.P.                            11,050,000        14,941,978             8.90
                                                       -------------------------------------------------------
    Total                                               $  125,200,000    $  154,570,183            92.04%
                                                       =======================================================


The aggregate cost of investments for tax purposes was $135,503,713. Net unrealized appreciation on investments for tax purposes was $19,066,470 consisting of $19,066,470 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $167,939,983. The investments in portfolio funds shown above, representing 92.04% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   Aetos Capital Long/Short Strategies Fund, LLC

                                              Schedule of Investments

                                                 October 31, 2007
                                                    (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------------

Bay Pond Partners, L.P.                                 $   32,000,000    $   63,141,956             6.05%
Bay Resource Partners, L.P.                                 37,500,000        61,566,290             5.89
Cadmus Capital Partners (QP), L.P.                          49,554,086        57,689,028             5.52
Cantillon Pacific, L.P.                                     13,000,000        17,188,672             1.65
Cantillon U.S., L.P.                                        22,699,464        26,363,665             2.52
Cavalry Technology, L.P.                                    29,576,608        45,804,515             4.39
Copper River Partners, L.P.                                 20,000,000        16,356,438             1.57
The Elkhorn Fund, LLC                                       62,854,685        70,115,052             6.71
Highside Capital Partners, L.P.                             60,000,000        94,337,518             9.03
Icarus Qualified Partners, L.P.                             25,000,000        30,263,777             2.90
JL Partners, L.P.                                           57,820,000        83,428,704             7.99
Millgate Partners II, L.P.                                  22,000,000        19,655,795             1.88
North River Partners, L.P.                                  45,650,000        50,172,040             4.80
Standard Global Equity Partners SA, L.P.                    43,118,771        57,060,041             5.46
UC Financials Fund Limited                                  43,000,000        42,191,082             4.04
ValueAct Capital Partners III, L.P.                         75,000,000        67,774,118             6.49
Viking Global Equities, L.P.                                50,000,000        80,707,134             7.73
Woodbourne Daybreak Global Fund L.P.                        52,000,000        50,421,868             4.83
                                                       -------------------------------------------------------
    Total                                               $  740,773,614    $  934,237,693            89.45%
                                                       =======================================================


The aggregate cost of investments for tax purposes was $790,957,333. Net unrealized appreciation on investments for tax purposes was $143,280,360 consisting of $158,878,588 of gross unrealized appreciation and $15,598,228 of gross unrealized depreciation.

Percentages are based on Members' Capital of $1,044,401,870. The investments in portfolio funds shown above, representing 89.45% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                               Aetos Capital Market Neutral Strategies Fund, LLC

                                            Schedule of Investments

                                               October 31, 2007
                                                  (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE             CAPITAL
--------------------------------------------------------------------------------------------------------------

AQR Absolute Return Institutional Fund, L.P.            $   26,187,363    $   26,668,995            20.52%
Bravura 99 Fund, L.P.                                       30,682,132        34,865,810            26.82
GMO Mean Reversion Fund                                     23,000,000        29,049,689            22.35
                                                       -------------------------------------------------------
    Total                                               $   79,869,495    $   90,584,494            69.69%
                                                       =======================================================


The aggregate cost of investments for tax purposes was $81,934,437. Net unrealized appreciation on investments for tax purposes was $8,650,057 consisting of $8,650,057 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $129,981,615. The investments in portfolio funds shown above, representing 69.69% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                       Aetos Capital Opportunities Fund, LLC

                                              Schedule of Investments

                                                 October 31, 2007
                                                    (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST             VALUE              CAPITAL
--------------------------------------------------------------------------------------------------------------

Davidson Kempner Healthcare Fund L.P.                   $    5,000,000    $    5,387,459             2.83%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.        14,500,000        14,632,373             7.70
Joho Partners, L.P.                                         19,000,000        29,344,276            15.44
Pequot Short Credit Fund, L.P.                              14,000,000        13,873,615             7.30
Sansar Capital, L.P.                                        15,000,000        18,174,398             9.56
Saras Capital Partners, L.P.                                19,000,000        21,758,006            11.44
Scopia PX, LLC                                              14,000,000        17,460,118             9.18
Sheffield Institutional Partners, L.P.                       8,500,000         8,726,283             4.59
Spindrift Partners, L.P.                                    18,000,000        23,259,751            12.24
                                                       -------------------------------------------------------
    Total                                               $  127,000,000    $  152,616,279            80.28%
                                                       =======================================================


The aggregate cost of investments for tax purposes was $128,298,872. Net unrealized appreciation on investments for tax purposes was $24,317,407 consisting of $24,756,384 of gross unrealized appreciation and $438,977 of gross unrealized depreciation.

Percentages are based on Members' Capital of $190,105,245. The investments in portfolio funds shown above, representing 80.28% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Aetos Capital Multi-Strategy Arbitrage Fund, LLC


By (Signature and Title)*       /s/ Michael F. Klein
                                -----------------------------------
                                Michael F. Klein, President

Date: December 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Michael F. Klein
                                -----------------------------------
                                Michael F. Klein, President

Date: December 21, 2007

By (Signature and Title)*       /s/ Scott D. Sawyer
                                -----------------------------------
                                Scott D. Sawyer, Treasurer

Date: December 21, 2007

* Print the name and title of each signing officer under his or her signature.